UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 95.2%
Financials — 17.5%
AON Corp.	37,400	$1,918,620
Wells Fargo & Co.	56,952	1,598,073
U.S. Bancorp	61,332	1,564,579
Berkshire Hathaway, Inc. — Class A*	10	1,161,050
Bank of New York Mellon Corp.	39,500	1,011,990
JPMorgan Chase & Co.	22,963	940,105
BB&T Corp.	29,532	792,639
Allstate Corp.	17,750	541,908
First Marblehead Corp.*	74,421	131,725

Total Financials		9,660,689

Energy — 17.0%
Chevron Corp.	17,760	1,826,439
Williams Companies, Inc.	56,000	1,694,000
McDermott International, Inc.*	77,600	1,537,256
Apache Corp.	9,100	1,122,849
Halliburton Co.	18,200	928,200
Exxon Mobil Corp.	10,200	830,076
ConocoPhillips	11,000	827,090
Chesapeake Energy Corp.	20,200	599,738

Total Energy		9,365,648

Industrials — 13.1%
Equifax, Inc.	61,600	2,138,752
United Technologies Corp.	14,100	1,247,991
Republic Services, Inc. — Class A	31,300	965,605
Babcock & Wilcox Co.*	28,838	799,101
USG Corp.*	42,300	606,582
Parker Hannifin Corp.	6,200	556,388
FedEx Corp.	5,800	550,130
URS Corp.*	7,161	320,383

Total Industrials		7,184,932

Information Technology — 11.6%
Western Union Co.	88,600	1,774,658
TE Connectivity Ltd.	41,450	1,523,702
Computer Sciences Corp.	37,100	1,408,316
Hewlett-Packard Co.	28,341	1,031,612
Visa, Inc. — Class A	7,400	623,524

Total Information Technology		6,361,812

Health Care — 11.1%
Aetna, Inc.	42,400	1,869,416
Hospira, Inc.*	24,200	1,371,172
Covidien plc	20,650	1,099,200
Forest Laboratories, Inc.*	21,400	841,876
UnitedHealth Group, Inc.	9,400	484,852
Medco Health Solutions, Inc.*	8,100	457,812

Total Health Care		6,124,328

Consumer Staples — 10.3%
CVS Caremark Corp.	38,600	1,450,588
Wal-Mart Stores, Inc.	24,400	1,296,616
Costco Wholesale Corp.	13,200	1,072,368
Kraft Foods, Inc. — Class A	24,700	870,181
Bunge Ltd.	10,800	744,660
Altria Group, Inc.	9,800	258,818

Total Consumer Staples		5,693,231

Consumer Discretionary — 6.7%
Lowe’s Companies, Inc.	75,300	1,755,243
Time Warner, Inc.	39,800	1,447,526
Best Buy Company, Inc.	16,100	505,701

Total Consumer Discretionary		3,708,470

Materials — 3.9%
Dow Chemical Co.	35,900	1,292,400
Bemis Company, Inc.	25,500	861,390

Total Materials		2,153,790

Utilities — 2.7%
Edison International	37,800	1,464,750

Telecommunication Services — 1.3%
Windstream Corp.	54,376	704,713

Total Common Stocks (Cost $45,053,846)		52,422,363

EXCHANGE TRADED FUNDS† — 1.5%
iShares Russell 1000 Value Index Fund	6,200	$423,336
iShares S&P 500 Value Index Fund	6,700	415,400

Total Exchange Traded Funds (Cost $825,017)		838,736

Total Investments — 96.7% (Cost $45,878,863)		$53,261,099

Cash & Other Assets Less Liabilities — 3.3%		1,792,652

Total Net Assets — 100.0%		$55,053,751

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Large Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 93.7%
Energy — 16.9%
Chevron Corp.	1,190	$122,380
Williams Companies, Inc.	3,090	93,472
McDermott International, Inc.*	4,070	80,627
Apache Corp.	500	61,695
Halliburton Co.	1,060	54,060
Exxon Mobil Corp.	620	50,456
ConocoPhillips	660	49,625
Chesapeake Energy Corp.	1,100	32,659

Total Energy		544,974

Financials — 16.3%
AON Corp.	2,070	106,191
Wells Fargo & Co.	3,043	85,387
U.S. Bancorp	3,041	77,576
Bank of New York Mellon Corp.	2,300	58,926
JPMorgan Chase & Co.	1,376	56,333
Berkshire Hathaway, Inc. — Class B*	700	54,173
BB&T Corp.	1,751	46,997
Allstate Corp.	1,050	32,057
First Marblehead Corp.*	3,412	6,039

Total Financials		523,679

Industrials — 12.9%
Equifax, Inc.	3,620	125,686
United Technologies Corp.	830	73,463
Republic Services, Inc. — Class A	1,860	57,381
Babcock & Wilcox Co.*	1,771	49,074
USG Corp.*	2,190	31,405
Parker Hannifin Corp.	340	30,512
FedEx Corp.	300	28,455
URS Corp.*	431	19,283

Total Industrials		415,259

Information Technology — 11.4%
Western Union Co.	5,040	100,951
TE Connectivity Ltd.	2,410	88,592
Computer Sciences Corp.	2,200	83,512
Hewlett-Packard Co.	1,645	59,878
Visa, Inc. — Class A	400	33,704

Total Information Technology		366,637

Health Care — 11.1%
Aetna, Inc.	2,420	106,698
Hospira, Inc.*	1,360	77,058
Covidien plc	1,350	71,860
Forest Laboratories, Inc.*	1,100	43,274
UnitedHealth Group, Inc.	590	30,432
Medco Health Solutions, Inc.*	480	27,130

Total Health Care		356,452

Consumer Staples — 10.6%
CVS Caremark Corp.	2,160	81,173
Kraft Foods, Inc. — Class A	2,150	75,744
Wal-Mart Stores, Inc.	1,360	72,270
Costco Wholesale Corp.	740	60,118
Bunge Ltd.	545	37,578
Altria Group, Inc.	600	15,846

Total Consumer Staples		342,729

Consumer Discretionary — 6.7%
Lowe’s Companies, Inc.	4,630	107,925
Time Warner, Inc.	2,240	81,469
Best Buy Company, Inc.	800	25,128

Total Consumer Discretionary		214,522

Materials — 4.0%
Dow Chemical Co.	1,950	70,200
Bemis Company, Inc.	1,750	59,115

Total Materials		129,315

Utilities — 2.6%
Edison International	2,130	82,537

Telecommunication Services — 1.2%
Windstream Corp.	3,130	40,565

Total Common Stocks (Cost $2,505,564)		3,016,669

EXCHANGE TRADED FUNDS† — 4.1%
iShares Russell 1000 Value Index Fund	980	$66,914
iShares S&P 500 Value Index Fund	1,060	65,720

Total Exchange Traded Funds (Cost $123,362)		132,634

Total Investments — 97.8% (Cost $2,628,926)		$3,149,303

Cash & Other Assets Less Liabilities — 2.2%		69,319

Total Net Assets — 100.0%		$3,218,622

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Options Written
Information as to options written by the Funds during the period ended June 30, 2011, and options outstanding at period end is provided below:
Large Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	75	$22,541
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(75)	(22,541)

Balance at June 30, 2011	—	$—

Large Cap Value Institutional Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	5	$1,503
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(5)	(1,503)

Balance at June 30, 2011	—	$—

2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total

Assets
Large Cap Value Fund	$53,261,099	$—	$—	$53,261,099
Large Cap Value Institutional Fund	3,149,303	—	—	3,149,303
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
3. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from brokerdealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011

By:	/s/ NIKOLAOS BONOS Nikolaos Bonos, Vice President & Treasurer

Date:	August 15, 2011